Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	8 Months Ended	12 Months Ended		18 Months Ended	20 Months Ended	24 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 01, 2022	Dec. 31, 2018	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000206025
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Enhanced Income Strategy Fund
Accumulated Value		$ 9,425		$ 10,668				$ 11,168			$ 11,994			$ 11,750			$ 11,180		$ 10,960		$ 11,114		$ 9,307
C000206026
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Enhanced Income Strategy Fund
Accumulated Value		10,000		11,275				11,706			12,480			12,138			11,460		11,149		11,222		9,329
C000206024
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Enhanced Income Strategy Fund
Accumulated Value		10,000		11,332				11,891			12,800			12,571			11,991		11,784		11,980		10,059
C000143109
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Insider Income Fund
Accumulated Value			$ 10,000				$ 10,329			$ 10,667			$ 11,100			$ 11,401		$ 12,216		$ 11,232		$ 11,761		$ 12,683	$ 13,586	$ 14,069
C000143110
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Insider Income Fund
Accumulated Value			10,000				10,245			10,514			10,883			11,084		11,801		10,767		11,191		11,979	12,722	13,090
C000143111
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Insider Income Fund
Accumulated Value			10,000				10,363			10,742			11,224			11,549		12,409		11,442		12,010		12,984	13,927	14,474
C000121700
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Accumulated Value			10,000				10,831			11,647			12,140			12,133		13,235		12,717		13,877		15,444	16,565	17,188
C000121701
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Accumulated Value			10,000				10,766			11,481			11,879			11,782		12,761		12,170		13,182		14,548	15,505	15,967
C000240463
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Accumulated Value	$ 10,000				$ 10,741				$ 11,852			$ 12,631			$ 13,007
C000121702
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Accumulated Value			10,000				10,882			11,729			12,257			12,282		13,428		12,920		14,149		15,768	16,973	17,656
C000102758
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
Accumulated Value			9,425				10,256			10,677			11,134			10,770		12,690		12,069		12,479		13,127	14,632	16,481
C000102759
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
Accumulated Value			10,000				10,803			11,163			11,548			11,094		12,966		12,244		12,563		13,119	14,494	16,198
C000142549
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
Accumulated Value			10,000				10,915			11,403			11,922			11,560		13,654		13,024		13,491		14,239	15,899	17,950
C000064375
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Accumulated Value			10,000				11,861			12,668			12,966			12,770		15,990		13,229		14,545		16,530	18,087	20,912
C000064376
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Accumulated Value			10,000				11,738			12,473			12,640			12,354		15,354		12,604		13,789		15,549	16,880	19,376
C000128969
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Accumulated Value			10,000				11,856			12,726			13,025			12,860		16,142		13,388		14,756		16,858	18,440	21,369
C000064377
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Accumulated Value			10,000				12,647			13,224			13,796			12,764		18,523		15,944		17,381		19,908	20,708	23,150
C000064378
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Accumulated Value			10,000				12,556			13,003			13,496			12,363		17,825		15,253		16,503		18,723	19,329	21,497
C000128970
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Accumulated Value			10,000				12,683			13,298			13,942			12,899		18,743		16,200		17,710		20,300	21,173	23,788
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,611				11,539			11,500			10,317			10,220		10,489		11,126		11,548
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,611				11,539			11,500			10,317			10,220		10,489		11,126		11,548
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,611				11,539			11,500			10,317			10,220		10,489		11,126		11,548
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			10,000				10,035			10,056			10,485			10,925		10,974		10,583		10,638		11,156	11,818	12,190
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			10,000				10,035			10,056			10,485			10,925		10,974		10,583		10,638		11,156	11,818	12,190
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			10,000				10,035			10,056			10,485			10,925		10,974		10,583		10,638		11,156	11,818	12,190
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000				10,515				10,792			11,447			11,881
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Accumulated Value			10,000				11,983			12,721			13,374			11,882		16,554		15,318		16,976		19,481	22,687	28,094
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Accumulated Value			10,000				11,983			12,721			13,374			11,882		16,554		15,318		16,976		19,481	22,687	28,094
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Accumulated Value			10,000				11,983			12,721			13,374			11,882		16,554		15,318		16,976		19,481	22,687	28,094
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790			13,484			14,889			16,006		22,536		20,144		24,091		30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790			13,484			14,889			16,006		22,536		20,144		24,091		30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,790			13,484			14,889			16,006		22,536		20,144		24,091		30,006	34,556	42,271
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value		10,000		10,417				11,008			10,962			9,972			9,821		10,028		10,682		11,238
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value		10,000		10,417				11,008			10,962			9,972			9,821		10,028		10,682		11,238
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value		$ 10,000		$ 10,417				$ 11,008			$ 10,962			$ 9,972			$ 9,821		$ 10,028		$ 10,682		$ 11,238
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646		11,607		10,413		10,315		10,587	11,230	11,656
Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar LSTA US Leveraged Loan Index
Accumulated Value			10,000				10,742			11,211			11,656			11,424		12,755		12,400		13,727		15,253	16,365	17,079
Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar LSTA US Leveraged Loan Index
Accumulated Value			10,000				10,742			11,211			11,656			11,424		12,755		12,400		13,727		15,253	16,365	17,079
Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar LSTA US Leveraged Loan Index
Accumulated Value	$ 10,000				$ 10,799				$ 11,999			$ 12,874			$ 13,436
Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar LSTA US Leveraged Loan Index
Accumulated Value			10,000				10,742			11,211			11,656			11,424		12,755		12,400		13,727		15,253	16,365	17,079
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Account Value [Line Items]
Accumulated Value			10,000				10,991			11,640			12,331			12,850		15,331		13,877		15,177		17,126	19,117	21,748
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Account Value [Line Items]
Accumulated Value			10,000				11,009			11,386			11,990			11,643		13,871		13,121		13,953		15,394	17,166	19,493
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Account Value [Line Items]
Accumulated Value			10,000				10,104			10,161			10,653			11,165		11,289		10,867		11,015		11,647	12,406	12,872
MSCI ACWI Gross (USD)
Account Value [Line Items]
Accumulated Value			10,000				11,942			13,293			14,133			14,507		20,291		17,173		20,115		24,123	28,149	34,951
MSCI ACWI Gross (USD)
Account Value [Line Items]
Accumulated Value			10,000				11,942			13,293			14,133			14,507		20,291		17,173		20,115		24,123	28,149	34,951
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Account Value [Line Items]
Accumulated Value			10,000				10,991			11,640			12,331			12,850		15,331		13,877		15,177		17,126	19,117	21,748
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Account Value [Line Items]
Accumulated Value			10,000				11,009			11,386			11,990			11,643		13,871		13,121		13,953		15,394	17,166	19,493
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Account Value [Line Items]
Accumulated Value			10,000				10,104			10,161			10,653			11,165		11,289		10,867		11,015		11,647	12,406	12,872
MSCI ACWI Gross (USD)
Account Value [Line Items]
Accumulated Value			10,000				11,942			13,293			14,133			14,507		20,291		17,173		20,115		24,123	28,149	34,951
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Account Value [Line Items]
Accumulated Value			10,000				10,991			11,640			12,331			12,850		15,331		13,877		15,177		17,126	19,117	21,748
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Account Value [Line Items]
Accumulated Value			10,000				11,009			11,386			11,990			11,643		13,871		13,121		13,953		15,394	17,166	19,493
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Account Value [Line Items]
Accumulated Value			10,000				10,104			10,161			10,653			11,165		11,289		10,867		11,015		11,647	12,406	12,872
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value			10,000				11,275			11,557			12,436			12,303		14,207		12,421		13,535		14,945	16,483	17,443
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value			10,000				11,275			11,557			12,436			12,303		14,207		12,421		13,535		14,945	16,483	17,443
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value			10,000				11,275			11,557			12,436			12,303		14,207		12,421		13,535		14,945	16,483	17,443
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value			10,000				11,275			11,557			12,436			12,303		14,207		12,421		13,535		14,945	16,483	17,443
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value			10,000				11,275			11,557			12,436			12,303		14,207		12,421		13,535		14,945	16,483	17,443
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value			$ 10,000				$ 11,275			$ 11,557			$ 12,436			$ 12,303		$ 14,207		$ 12,421		$ 13,535		$ 14,945	$ 16,483	$ 17,443